Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

		Shares	Fair Value
99.88%	COMMON STOCKS(A)

2.85%	BEVERAGES
	Brown-Forman Corp. - Class B	11,810	$846,423
	The Coca-Cola Co.	17,896	861,692
			1,708,115
8.70%	CONSUMER DISCRETIONARY
	Genuine Parts Co.	8,939	839,193
	Leggett & Platt, Inc.	19,981	819,221
	Lowe's Cos., Inc.	5,109	852,437
	McDonald's Corp.	3,865	803,302
	Target Corp.	5,480	992,812
	VF Corp.	11,757	903,761

			5,210,726
3.69%	ENERGY
	Chevron Corp.	12,211	1,040,377
	Exxon Mobil Corp.	26,074	1,169,158

			2,209,535
11.36%	FINANCIAL

	Aflac Inc.	23,321	1,053,643
	Chubb Ltd	6,834	995,509
	Cincinnati Financial Corp.	11,407	959,215
	Franklin Resources, Inc.	38,026	999,704
	People's United Financial, Inc.	76,428	1,044,006
	S&P Global Inc.	2,608	826,736
	T. Rowe Price Group, Inc.	5,945	930,274

			6,809,087
10.48%	FOOD & STAPLE RETAILING
	Archer-Daniels-Midland Co.	17,021	851,220
	Hormel Foods Corp.	17,832	835,608
	McCormick & Co., Inc.	8,998	805,681
	The Procter & Gamble Co.	6,214	796,697
	Sysco Corp.	13,545	968,603
	Walgreens Boots Alliance, Inc.	23,107	1,161,127
	Walmart Inc.	6,134	861,766

			6,280,702
9.81%	HEALTH CARE

	Abbott Laboratories	8,188	1,011,955
	AbbVie Inc.	10,490	1,075,015
	Becton, Dickinson and Co.	3,660	958,151
	Cardinal Health, Inc.	17,974	965,743
	Johnson & Johnson	6,069	990,036
	Medtronic PLC	7,896	879,062

			5,879,962
5.78%	HOUSEHOLD PRODUCTS

	The Clorox Co.	4,194	878,475
	Colgate-Palmolive Co.	11,080	864,240
	Kimberly-Clark Corp.	6,476	855,480
	PepsiCo, Inc.	6,334	865,034
			3,463,229

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

SCHEDULE OF INVESTMENTS - continued

January 31, 2021 (unaudited)

Shares	Fair Value

23.90% INDUSTRIAL

	3M Co.	5,215
	A.O. Smith Corp.	15,997
	Carrier Global Corp.	25,219
	Caterpillar Inc.	5,224
	Cintas Corp.	2,625
	Dover Corp.	7,564
	Emerson Electric Co.	12,589
	Expeditors International of Washington, Inc.	9,280
	General Dynamics Corp.	6,271
	Illinois Tool Works Inc.	4,273
	Otis Worldwide Corp.	13,888
	Pentair PLC	16,909
	Raytheon Technologies Corp.	14,100
	Roper Technologies, Inc.	2,050
	Stanley Black & Decker, Inc.	4,957
	W.W. Grainger, Inc.	2,442
1.63%	INFORMATION TECHNOLOGY
	Automatic Data Processing, Inc.	5,921
12.65%	MATERIALS
	Air Products & Chemicals, Inc.	2,997
	Albemarle Corp.	9,012
	Amcor PLC	80,872
	Ecolab Inc.	4,280
	Linde PLC	3,755
	Nucor Corp.	17,599
	PPG Industries, Inc.	6,564
	The Sherwin-Williams Co.	1,289
4.87%	REAL ESTATE
	Essex Property Trust, Inc.	4,341
	Federal Realty Investment Trust	11,524
	Realty Income Corp.	14,672
1.53%	TELECOMMUNICATION SERVICES
	AT&T Inc.	32,078
2.63%	UTILITIES
	Atmos Energy Corp.	9,039
	Consolidated Edison, Inc.	10,881
99.88%	TOTAL COMMON STOCKS(A)
0.30%	MONEY MARKET FUNDS
	Federated Treasury Obligations Fund Institutional Class 0.01%*	178,427
100.18%	TOTAL INVESTMENTS
-0.18%	Other assets, net of liabilities
100.00%	NET ASSETS

* Effective 7 day yield as of January 31, 2021

(A)All or a portion of securities are held as collateral for options written

$ 916,067 868,637 970,931 955,156 835,065 881,130 998,937 830,746 919,830 829,859 897,859 920,864 940,893 805,466 859,990 889,840

14,321,270

977,676

799,480

1,465,892

884,740

875,303

921,477

857,599

884,236

891,730

7,580,457

1,040,147

1,009,041

866,528

2,915,716

918,393

804,471

770,157

1,574,628

59,849,496

178,427

60,027,923

(110,507)

$ 59,917,416

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

SCHEDULE OF OPTIONS WRITTEN

January 31, 2021 (unaudited)

-0.02% OPTIONS WRITTEN
	Number
	of		Notional	Exercise	Expiration
Description	Contracts		Amount	Price	Date	Value
CALL OPTIONS

3M Co.		3	$(52,698)	$170.00	01/29/21	$(1,674.00)
Abbott Laboratories		4	(50,236)	113.00	01/29/21	(4,172.00)
AbbVie Inc.		4	(40,992)	111.00	01/29/21	(4.00)
Aflac Inc.		11	(49,698)	46.50	01/29/21	(55.00)
Archer-Daniels-Midland Co.		9	(45,009)	53.00	01/29/21	(45.00)
AT&T Inc.		17	(48,671)	29.00	01/29/21	(17.00)
Automatic Data Processing, Inc.		3	(49,536)	162.50	01/29/21	(915.00)
Becton, Dickinson and Co.		2	(52,358)	260.00	01/29/21	(520.00)
Cardinal Health, Inc.		9	(48,357)	55.50	01/29/21	(45.00)
Caterpillar Inc.		3	(54,852)	192.50	01/29/21	(9.00)
Chevron Corp.		5	(42,600)	92.00	01/29/21	(5.00)
The Coca-Cola Co.		10	(48,150)	48.50	01/29/21	(10.00)
Colgate-Palmolive Co.		6	(46,800)	78.50	01/29/21	(36.00)
Consolidated Edison Inc.		7	(49,546)	69.00	01/29/21	(1,190.00)
Emerson Electric Co.		6	(47,610)	84.00	01/29/21	(6.00)
Exxon Mobile Corp.		11	(48,492)	47.50	01/29/21	(11.00)
General Dynamics Corp.		3	(44,004)	152.50	01/29/21	(15.00)
Hormel Foods Corp.		11	(51,546)	46.00	01/29/21	(880.00)
Illinois Tool Works Inc.		2	(38,842)	205.00	01/29/21	(20.00)
Johnson & Johnson		3	(48,939)	165.00	01/29/21	(12.00)
Kimberly-Clark Corp.		4	(52,840)	132.00	01/29/21	(80.00)
Lowe's Cos., Inc.		3	(50,055)	172.50	01/29/21	(18.00)
McDonald's Corp.		2	(41,568)	212.50	01/29/21	(2.00)
Medtronic PLC		4	(44,532)	117.00	01/29/21	(40.00)
Nucor Corp.		9	(37,755)	55.00	01/29/21	(45.00)
PepsiCo, Inc.		4	(54,628)	139.00	01/29/21	(4.00)
PPG Industries, Inc.		4	(53,884)	138.00	01/29/21	(340.00)
The Procter & Gamble Co.		4	(51,284)	130.00	01/29/21	(52.00)
Raytheon Technologies		7	(46,711)	68.00	01/29/21	(28.00)
S&P Global Inc.		2	(63,400)	315.00	01/29/21	(430.00)
Stanley Black & Decker, Inc.		3	(52,047)	175.00	01/29/21	(60.00)
Sysco Corp.		7	(50,057)	75.50	01/29/21	(175.00)
Target Corp.		3	(54,351)	192.50	01/29/21	(3.00)
VF Corp.		6	(46,122)	84.00	01/29/21	(30.00)
Walgreens Boots		11	(55,275)	47.50	01/29/21	(3,575.00)
Walmart Inc.		3	(42,147)	146.00	01/29/21	(3.00)

TOTAL CALL OPTIONS WRITTEN						(14,526)

-0.02% TOTAL OPTIONS WRITTEN						$(14,526)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2021:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$59,849,496	$-	$-	$59,849,496
MONEY MARKET FUNDS	178,427	-	-	178,427
TOTAL INVESTMENTS	$60,027,923	$-	$-	$60,027,923

OPTIONS WRITTEN	$-	$(14,526)	$-	$(14,526)

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2021.
At January 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $47,163,863 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation		$13,618,736
		Gross unrealized depreciation		(769,202)
		Net unrealized appreciation		$12,849,534